Financial Statement Schedule I - STATEMENTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements
Net revenues	$ 2,853,078	$ 3,467,626	$ 2,960,627
Cost of revenues	2,435,890	2,890,856	2,379,633
Gross profit	417,188	576,770	580,994
Operating expenses:
Selling expenses	145,367	149,710	125,797
General and administrative expenses	203,789	168,025	81,149
Research and development expenses	17,407	17,056	12,057
Total operating expenses, net	324,024	329,399	214,680
Loss from operations	93,164	247,371	366,314
Other income (expenses):
Interest expense	(69,723)	(54,148)	(48,906)
Interest income	10,236	16,831	14,363
Gain (loss) on change in fair value of derivatives	27,322	(12,196)	19,656
Foreign exchange gain (loss)	25,406	22,882	(32,219)
Gain on repurchase of convertible notes	2,782
Others		389	1,623
Other income (expenses), net:	(5,509)	(23,900)	(45,483)
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	87,655	223,471	320,831
Income tax expense	(17,976)	(49,512)	(77,431)
Equity in earnings (loss) of unconsolidated investees	(4,404)	(643)	487
Net income attributable to Canadian Solar Inc.	65,249	171,861	239,502
Parent Company
Condensed Financial Statements
Net revenues	13,748	23,302	15,900
Cost of revenues	9,657	15,850	4,401
Gross profit	4,091	7,452	11,499
Operating expenses:
Selling expenses	3,727	3,309	4,000
General and administrative expenses	17,167	29,124	8,331
Research and development expenses	589	450	416
Total operating expenses, net	21,483	32,883	12,747
Loss from operations	(17,392)	(25,431)	(1,248)
Other income (expenses):
Interest expense	(29,032)	(17,241)	(6,329)
Interest income	44,666	34,471	10,369
Gain (loss) on change in fair value of derivatives	30,988	(13,571)
Foreign exchange gain (loss)	(3,810)	1,324	(5,335)
Gain on repurchase of convertible notes	2,782
Others			47
Other income (expenses), net:	45,594	4,983	(1,248)
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and unconsolidated investees	28,202	(20,448)	(2,496)
Income tax expense	(6,599)	(1,231)	(1,005)
Equity in earnings of subsidiaries	43,596	193,813	243,283
Equity in earnings (loss) of unconsolidated investees	50	(273)	(280)
Net income attributable to Canadian Solar Inc.	$ 65,249	$ 171,861	$ 239,502